1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (December 2016 Note) (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property and Equipment estimated useful lives
Years
Computer Equipment	3
Software	5